Trade and other receivables (Details 1) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables	$ 7,193	$ 8,291
Expected credit losses	(1,621)	(1,533)
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	5,306	6,474
Expected credit losses	(54)	(39)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	109	189
Expected credit losses	(37)	(48)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	39	30
Expected credit losses	(35)	(27)
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	100	63
Expected credit losses	(62)	(51)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,639	1,535
Expected credit losses	$ (1,433)	$ (1,368)